Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information	2.2. Segment information
Accounting policies
Nokia has four operating and reportable segments for
financial reporting purposes: (1) Network Infrastructure,
(2) Mobile Networks, (3) Cloud and Network Services
and (4) Nokia Technologies. In addition, Nokia provides
net sales disclosure for the following business
divisions within the Network Infrastructure segment:
(i) IP Networks, (ii) Optical Networks, (iii) Fixed Networks
and (iv) Submarine Networks.
The President and CEO is the chief operating decision-
maker monitoring the operating results of segments
for the purpose of assessing performance and making
decisions about resource allocation. Key financial
performance measures of the segments comprise
primarily net sales and segment operating profit.
The evaluation of segment performance and allocation
of resources is primarily based on segment operating
profit which the management believes is the most
relevant measure for this purpose. Segment operating
profit excludes intangible asset amortization and
other purchase price fair value adjustments, goodwill
impairments, restructuring-related charges and certain
other items of income and expenses that may not be
indicative of the business operating results.
Accounting policies of the segments are the same as
those for the Group except for the aforementioned
items of income and expenses that are not allocated to
the segments. Inter-segment revenues and transfers are
accounted for as if the revenues were to third parties,
that is, at current market prices.
Segment descriptions
Network Infrastructure
The Network Infrastructure segment serves communications
service providers, enterprises, webscales and public sector
customers. It comprises the following business divisions:
(i) IP Networks, which provides IP networks and services
for residential, mobile, enterprise and cloud applications;
(ii) Optical Networks, which provides optical transport
networks for metro, regional, and long-haul applications, and collaborates with Submarine Networks on subsea applications;
(iii) Fixed Networks, which provides fiber, fixed wireless access and copper technologies; and (iv) Submarine Networks,
which offers undersea cable transmission.
Mobile Networks
The Mobile Networks segment creates products and services
covering all mobile technology generations. Its portfolio
includes products for radio access networks (RAN) and
microwave radio (MWR) links for transport networks, and
solutions for network management, as well as network
planning, optimization, network deployment and technical
support services.
Cloud and Network Services
The Cloud and Network Services segment is built around
software and the cloud and is focused on driving leadership
in cloud-native software and as-a-service delivery models,
as demand for critical networks accelerates; and has strong
market positions in communications software, private wireless networks, and cognitive (or intelligent) services. The Cloud and Network Services portfolio encompasses core network
solutions, including both voice and packet core; business
applications covering areas like security, automation, and
monetization; cloud and cognitive services; and enterprise
solutions covering private wireless and industrial automation.
Nokia Technologies
Nokia Technologies segment monetizes Nokia’s intellectual
property, including patents, technologies and the Nokia brand, building on Nokia’s continued innovation leadership, long-term investment into research and development, and decades of
driving technology standards development. The majority of net sales and related costs and expenses attributable to licensing and patenting the patent portfolio of Nokia is recorded in
Nokia Technologies, while each segment separately records
its own research and development expenses.
Group Common and Other
Despite not being a reportable segment, Nokia also provides
segment-level information for Group Common and Other.
Group Common and Other includes Radio Frequency Systems
which is managed as a separate entity. In addition, Group
Common and Other includes certain corporate-level and
centrally managed operating expenses, as well as fair value
gains and losses on investments in venture funds, including
investments managed by NGP Capital.
Segment results

EURm	Network Infrastructure(1)	Mobile Networks	Cloud and Network Services	Nokia Technologies	Group Common and Other	Eliminations and unallocated items(2)	Nokia Group
2023
Net sales to external customers	8 039	9 791	3 219	1 085	124	—	22 258
Net sales to other segments	(2)	6	1	—	6	(11)	—
Operating profit/(loss)	1 054	723	255	734	(391)	(687)	1 688
Share of results of associated companies and joint ventures	—	(30)	7	12	—	(28)	(39)
Financial income and expenses							(150)
Profit before tax							1 499

Other segment items
Depreciation and amortization	(235)	(366)	(81)	(39)	(14)	(352)	(1 087)
2022
Net sales to external customers	9 044	10 658	3 350	1 583	276	—	24 911
Net sales to other segments	3	13	1	12	19	(48)	—
Operating profit/(loss)	1 102	940	177	1 208	(318)	(791)	2 318
Share of results of associated companies and joint ventures	—	(11)	6	(8)	—	(13)	(26)
Financial income and expenses							(108)
Profit before tax							2 184

Other segment items
Depreciation and amortization	(229)	(347)	(91)	(34)	(28)	(411)	(1 140)
2021
Net sales to external customers	7 673	9 711	3 088	1 490	240	—	22 202
Net sales to other segments	1	6	1	12	17	(37)	—
Operating profit/(loss)	784	765	166	1 185	(125)	(617)	2 158
Share of results of associated companies and joint ventures	(1)	6	6	(2)	—	—	9
Financial income and expenses							(241)
Profit before tax							1 926

Other segment items
Depreciation and amortization	(208)	(338)	(95)	(33)	(30)	(391)	(1 095)

(1)Includes IP Networks net sales of EUR 2 606 million (EUR 3 063 million in 2022 and EUR 2 679 million in 2021), Optical Networks net sales of EUR 1 942 million (EUR 1 891 million in 2022 and EUR 1 708 million in 2021), Fixed Networks net sales of EUR 2 369 million (EUR 2 943 million in 2022 and EUR 2 358 million in 2021) and Submarine Networks net sales of EUR 1 120 million (EUR 1 150 million in 2022 and EUR 929 million in 2021).
(2)Unallocated items comprise costs related to intangible asset amortization, restructuring-related charges, impairments and certain other items.

Material reconciling items between total segment
operating profit and operating profit for the Group

EURm	2023	2022	2021
Total segment operating profit	2 375	3 109	2 775
Restructuring and associated charges	(356)	(177)	(263)
Amortization of acquired intangible assets	(352)	(411)	(391)
Costs associated with country exit	49	(98)	—
Impairment and write-off of assets, net of reversals	(25)	(97)	(45)
Settlement of legal disputes	—	—	80
Gain on sale of fixed assets	—	—	53
Other	(3)	(8)	(51)
Operating profit for the Group	1 688	2 318	2 158
Information by geographies and customer
concentration
Net sales to external customers by country

EURm	2023	2022	2021
Finland	1 192	1 697	1 605
United States	5 373	7 949	6 791
India	2 835	1 283	1 022
France	792	862	847
Great Britain	786	759	650
Other	11 280	12 361	11 287
Total	22 258	24 911	22 202
Net sales to external customers by country are based on the
location of the customer, except for Nokia Technologies IPR
and licensing net sales which are allocated to Finland.
Major customers
As is typical for our industry, Nokia’s net sales are largely driven by multi-year customer agreements with a limited number of
significant customers. In 2023, no single customer represented more than 10% of net sales. In 2022, net sales to the largest customer were 10% and in 2021, 11% of net sales to external
customers. Net sales to the largest customer were reported
by Network Infrastructure, Mobile Networks and Cloud and
Network Services, as well as Group Common and Other.
Non-current assets by country

EURm	2023	2022
Finland	1 549	1 365
United States	4 383	5 032
France	2 139	2 180
Other	1 376	1 297
Total	9 447	9 874
Non-current assets consists of goodwill, other intangible
assets, property, plant and equipment and right-of-use assets.